Lease Liabilities (Details) - Schedule of Lease Liabilities	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Lease Liabilities [Abstract]
Current	$ 241,322	$ 159,922	$ 333,850
Non-current	110,036	72,920	95,403
Lease liability	$ 351,358	$ 232,842	$ 429,253